Marketable Securities (Details) - Schedule of Fair Values of the Marketable Securities - Shares in Battery Age Minerals Ltd [Member]	12 Months Ended
Mar. 31, 2023 CAD ($) shares
Marketable Securities (Details) - Schedule of Fair Values of the Marketable Securities [Line Items]
Number of shares	2,125,000
Cost | shares	804,270
Accumulated unrealized holding loss	$ (66,899)
Fair Value	$ 737,371